Deferred income tax assets and liabilities (Gross movement on deferred income tax accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets and liabilities [abstract]
Beginning of the year	¥ (1,583,574)	¥ (2,373,238)
Business combination	0	(68,083)
Disposal of other equity instrument investments	167,182	0
Credited to profit or loss (Note 34)	470,330	775,820	¥ 724,712
(Charged)/credit to other comprehensive income	(9,550)	100,966
Currency translation differences	(21,992)	(19,039)
End of the year	¥ (977,604)	¥ (1,583,574)	¥ (2,373,238)